UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management, LP
Address: 598 Madison Ave
         6th Fl
         New York, NY  10022

13F File Number:  028-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rich Potapchuk
Title:     CFO
Phone:     212 588-6600

Signature, Place, and Date of Signing:

 Rich Potapchuk     New York, NY     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $536,972 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100       55   500000 SH  PUT  SOLE                   500000        0        0
ANADARKO PETE CORP             COM              032511107    41166   536300 SH       SOLE                   536300        0        0
ANADARKO PETE CORP             COM              032511107     2425   500000 SH  CALL SOLE                   500000        0        0
CARDIOME PHARMA CORP           COM NEW          14159U202     4450  1000000 SH       SOLE                  1000000        0        0
CHELSEA THERAPEUTICS INTL LT   COM              163428105     4769   935000 SH       SOLE                   935000        0        0
CHEMTURA CORP                  COM NEW          163893209    19951  1096206 SH       SOLE                  1096206        0        0
CREXUS INVT CORP               COM              226553105    11221  1010000 SH       SOLE                  1010000        0        0
CUBIST PHARMACEUTICALS INC     COM              229678107    10476   291080 SH       SOLE                   291080        0        0
CUBIST PHARMACEUTICALS INC     COM              229678107     2105   175400 SH  CALL SOLE                   175400        0        0
DOLLAR GEN CORP NEW            COM              256677105     6778   200000 SH       SOLE                   200000        0        0
DOLLAR TREE INC                COM              256746108    12658   190000 SH       SOLE                   190000        0        0
DURECT CORP                    COM              266605104     1630   803000 SH       SOLE                   803000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    53369  3867331 SH       SOLE                  3867331        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401      195   500000 SH  CALL SOLE                   500000        0        0
EXTERRAN HLDGS INC             NOTE 4.250% 6/1  30225XAA1     8908  8000000 PRN      SOLE                  8000000        0        0
FAMILY DLR STORES INC          COM              307000109     7348   139799 SH       SOLE                   139799        0        0
FOREST LABS INC                COM              345838106    34423   875000 SH       SOLE                   875000        0        0
HECKMANN CORP                  *W EXP 11/09/201 422680116      241   512800 SH       SOLE                   512800        0        0
HOLOGIC INC                    COM              436440101     3941   195400 SH       SOLE                   195400        0        0
HOWARD HUGHES CORP             COM              44267D107    52345   804814 SH       SOLE                   804814        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     4880  2000000 SH       SOLE                  2000000        0        0
MGM RESORTS INTERNATIONAL      COM              552953101    36761  2782850 SH       SOLE                  2782850        0        0
MGM RESORTS INTERNATIONAL      COM              552953101      195   500000 SH  CALL SOLE                   500000        0        0
MICROMET INC                   COM              59509C105     3014   525000 SH       SOLE                   525000        0        0
MOSAIC CO NEW                  COM              61945C103    27092   400000 SH       SOLE                   400000        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AH9    15629 12000000 PRN      SOLE                 12000000        0        0
NPS PHARMACEUTICALS INC        COM              62936P103      822    87000 SH       SOLE                    87000        0        0
PAIN THERAPEUTICS INC          COM              69562K100     2517   650300 SH       SOLE                   650300        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106     3016   420000 SH       SOLE                   420000        0        0
RIGEL PHARMACEUTICALS INC      COM NEW          766559603     2063   225000 SH       SOLE                   225000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     6296  2612365 SH       SOLE                  2612365        0        0
SOUTHERN UN CO NEW             COM              844030106    14055   350050 SH       SOLE                   350050        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      675   500000 SH  CALL SOLE                   500000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1901  5800000 SH  PUT  SOLE                  5800000        0        0
STEEL DYNAMICS INC             COM              858119100     2779   171000 SH       SOLE                   171000        0        0
SYMANTEC CORP                  COM              871503108    21692  1100000 SH       SOLE                  1100000        0        0
TEMPLE INLAND INC              COM              879868107    26766   900000 SH       SOLE                   900000        0        0
TEMPLE INLAND INC              COM              879868107       70   700000 SH  CALL SOLE                   700000        0        0
TIMBERLAND CO                  CL A             887100105    17188   400000 SH       SOLE                   400000        0        0
VIVUS INC                      COM              928551100    38019  4670668 SH       SOLE                  4670668        0        0
YAHOO INC                      COM              984332106    33088  2200000 SH       SOLE                  2200000        0        0